LORD ABBETT SECURITIES TRUST

90 Hudson Street

Jersey City, New Jersey 07302

April 7, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Dear Sir or Madam:

Transmitted for filing on behalf of the Registrant, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed on behalf of Lord Abbett Global Equity Research Fund (the “Fund”), a series of the Registrant, to reflect a change to the Fund’s policy with respect to non-U.S. investments.

Before the designated effective date, the Registrant intends to file another Post-Effective Amendment that will update certain other information contained in the Registration Statement that is permitted to be included in such an amendment by Rule 485(b) under the Securities Act.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2966.

Sincerely,

/s/ Pamela P. Chen
Pamela P. Chen
Associate General Counsel
Lord, Abbett & Co. LLC